Income Taxes (Details) - Schedule of Reconciles the Statutory Rate to the Company’s Effective Tax Rate	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Reconciles the Statutory Rate to the Company’s Effective Tax Rate [Abstract]
China Statutory income tax rate	25.00%	25.00%	25.00%
Temporary difference	(4.76%)	21.04%
Permanent difference	(0.01%)	1.03%	0.71%
Effect of different tax jurisdiction	(10.10%)	8.81%
Effect of favorable tax rates on small-scale and low-profit entities	0.41%		(0.79%)
Change in valuation allowance	(13.28%)
Effective tax rate	(2.74%)	55.88%	24.92%